Schedule I - BALANCE SHEETS (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Current assets
Cash and cash equivalents	$ 80,056	$ 67,977
Prepayment and other current assets	31,315	26,732
Amounts due from subsidiaries	3,074	515
Total current assets	165,114	168,689
Non-current assets
Long-term investments	26,324	25,379
Total non-current assets	233,025	186,661
Total assets	398,139	355,350	$ 328,925
Current liabilities
Accrued expenses and other liabilities	55,454	38,267
Amounts due to subsidiaries	802	600
Bank borrowings	4,012	38,502
Total current liabilities	189,488	182,905
Total liabilities	271,195	231,604
Shareholders' equity
Ordinary shares (par value of US$0.0001 per share; 500,000,000shares authorized; 134,210,745 and 135,320,433 shares issuedand outstanding as of September 30, 2019 and 2020, respectively)	14	13
Additional paid-in capital	27,316	24,507
Accumulated other comprehensive loss	(832)	(12,357)
Retained earnings	51,477	60,668
Total equity	77,975	72,831
Total liabilities and equity	398,139	355,350
Parent Company
Current assets
Cash and cash equivalents	283	1,383
Prepayment and other current assets	427	381
Amounts due from subsidiaries	8,480	8,474
Total current assets	9,190	10,238
Non-current assets
Long-term investments	1,159	1,289
Total non-current assets	226,410	193,554
Total assets	235,600	203,792
Current liabilities
Accrued expenses and other liabilities	2,314	989
Amounts due to subsidiaries	155,311	98,434
Bank borrowings		31,538
Total current liabilities	157,625	130,961
Total liabilities	157,625	130,961
Shareholders' equity
Ordinary shares (par value of US$0.0001 per share; 500,000,000shares authorized; 134,210,745 and 135,320,433 shares issuedand outstanding as of September 30, 2019 and 2020, respectively)	14	13
Additional paid-in capital	27,316	24,507
Accumulated other comprehensive loss	(832)	(12,357)
Retained earnings	51,477	60,668
Total equity	77,975	72,831
Total liabilities and equity	235,600	203,792
Parent Company | Investments In Subsidiaries And Equity Method Investees
Non-current assets
Investment in subsidiaries	$ 225,251	$ 192,265